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VIA EDGAR


May 2, 2007


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Variable Annuity Account Five ("Registrant")
     AIG SunAmerica Life Assurance Company ("Depositor")
     Seasons Variable Annuity and Seasons Select II Variable Annuity File No. 333-08859 and 811-07727


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectuses and Statement of Additional Information dated April 30, 2007 for Registrant on behalf of the Seasons Variable Annuity and the Seasons Select II Variable Annuity contain no changes from the form of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 30, 2007, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6545.

Very truly yours,


/s/ Manda Ghaferi
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Manda Ghaferi
Senior Counsel